SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
In March 2024, the Company established the Logistic Properties of the Americas 2024 Equity Incentive Plan (“2024 Plan”) for all employees of the Company whereby LPA may grant options, restricted stock, restricted stock units, stock appreciation rights and other equity-based awards to attract and maintain key company personnel including directors, officers, employees, consultants, and advisors.
Equity-settled share-based payment transactions with parties other than employees
On August 14, 2024, the board of directors of the Company approved and granted the Company discretion to issue 90,000 ordinary shares to a non-employee service provider to share-settle a liability assumed as part of the Business Combination. Such arrangement was accounted for as an equity-settled share-based payment arrangement with non-employees. The fair value was determined to be $1,141,200, which represented the aggregate fair value of the ordinary shares granted on August 14, 2024, calculated based on 90,000 ordinary shares and a grant date fair value of $12.68 per share by reference to the traded price of the Company’s ordinary shares on such date. On August 30, 2024, the Company issued the 90,000 ordinary shares, which were considered fully vested upon issuance. For the year ended December 31, 2024, the Company recognized share-based payment expense for parties other than employees of $1,141,200 in other expenses in the consolidated statements of profit or loss and other comprehensive income (loss).
Restricted Stock Units (“RSUs”)
Under the 2024 Plan, the Company granted RSUs to certain senior executives and board directors who were previously employed by LLP and continued employment with LPA after the Business Combination, certain departing board members of directors of LLP and certain newly hired senior executives and board of directors at LPA.
Each RSU represents the right for the employee or director to receive one LPA ordinary share upon vesting and settlement. No amounts are paid or payable to LLP by the recipient on the receipt of the RSUs. The RSUs carry neither rights to dividends nor voting rights prior to vesting or delivery of the underlying LPA ordinary shares. The Company’s board has a discretion to settle the RSUs in cash or shares but the Company has no intention of settling the RSUs in cash, and given that this is the first time the Company has granted RSUs, the Company does not have a past practice of cash settlement. The Company accounts for the RSUs as equity-settled awards.
During the year ended December 31, 2024, the Company granted a total of 112,500 RSUs to former LLP and current LPA board directors that were fully vested upon grant; however, the delivery of the underlying ordinary shares shall occur at a future date based solely on the passage of time. The grant date fair value of these awards accounts for the impact of the delayed delivery schedules and compensation cost for these awards recognized immediately upon grant. The Company also granted 319,000 RSUs to both the former LLP senior executives and the current LPA senior executives. Of those RSUs, 121,000 shares shall vest in equal annual increments over a three-year service vesting period and compensation cost is recognized using the accelerated attribution method. The remaining 198,000 RSUs will cliff vest at the end of a three-year service vesting period, and compensation cost is recognized ratably over the vesting period.
RSUs are measured at grant date fair value by reference to the traded price of LPA’s ordinary shares. The Company does not expect to declare any dividends in the near future. Therefore, no expected dividends were incorporated into the measurement of the grant date fair value. For the year ended December 31, 2024, the Company recognized share-based payment expense related to the RSUs of $2,060,666, in general and administrative expenses in the consolidated statements of profit or loss and other comprehensive income (loss). No share-based payment expense was recognized for the years ended December 31, 2023 and 2022.
Details of the RSUs outstanding during the year are as follows:

		Number of RSUs	Weighted Average Grant Date Fair Value per RSU

	Non-vested at December 31, 2023	—	$—
	Granted	431,500	$9.80
(a)	Vested	(112,500)	$10.10
	Forfeited	—	$—
	Non-vested at December 31, 2024	319,000	$9.70
(a)Director Transaction and Retention RSUs – 112,500 RSUs granted to former LLP and current LPA board directors were legally vested upon grant; however, the delivery of the underlying ordinary shares is subject to delayed delivery schedules, and therefore, these RSUs remain unsettled as of December 31, 2024. As the grantees do not have any shareholder rights until the ordinary shares are physically delivered, the shares are excluded from the basic earnings per share denominator.
There was no RSU activity under the 2024 Plan in prior years and the Company did not enter into any other types of share-based payment arrangements.